THRIVENT VARIABLE ANNUITY ACCOUNT I

Supplement to Prospectus dated April 30, 2015

Please include this Supplement with your Prospectus

1.	A Special Meeting of shareholders of the Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Natural Resources Portfolio and Thrivent Partner Technology Portfolio, each of which is a separate series of Thrivent Series Fund, Inc. (the “Fund”), was held on August 14, 2015, and the shareholders of each voted in favor of merging the Portfolios listed below effective August 21, 2015.

Target Portfolio		Acquiring Portfolio
Thrivent Partner Small Cap Growth Portfolio	→	Thrivent Small Cap Stock Portfolio
Thrivent Partner Small Cap Value Portfolio	→	Thrivent Small Cap Stock Portfolio
Thrivent Mid Cap Growth Portfolio	→	Thrivent Mid Cap Stock Portfolio
Thrivent Partner Mid Cap Value Portfolio	→	Thrivent Mid Cap Stock Portfolio
Thrivent Natural Resources Portfolio	→	Thrivent Large Cap Stock Portfolio
Thrivent Partner Technology Portfolio	→	Thrivent Large Cap Growth Portfolio

As described in the prospectus for Contracts offered by the Thrivent Variable Annuity Account I listed above, we allocate premiums based on your designation to one or more Subaccounts of the Variable Account associated with your Contract. The assets of each Subaccount are invested in a corresponding Portfolio of the Fund. At the close of business on August 21, 2015, the portion of any purchase payment or other transaction allocated to a Subaccount that invests in the Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Natural Resources Portfolio, and Thrivent Partner Technology Portfolio will be automatically reallocated to the corresponding Subaccount that invests in the applicable Portfolio. As a result of these mergers, the shares of each of the above Portfolio’s that fund benefits under your variable contract automatically will be exchanged for an equal dollar value of shares of the corresponding Portfolio.

2.	Replace footnote number 11 in Notes to Fee and Expense Tables on page 8 with the following:

11 For this example, the following assumptions are used: 1.25% optional benefit charge, 1.25% mortality and expense risk charge (1.15% for years 8 through 10), and portfolio operating expenses ranging from 1.01% to 0.80%.

3.	Replace Example 2: Contract with the GLWB Rider on page 8 with the following:

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$993	$1,577	$2,202	$3,991
Minimum Portfolio Expenses:	$974	$1,519	$2,105	$3,802
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$993	$1,577	$1,912	$3,991
Minimum Portfolio Expenses:	$974	$1,519	$1,812	$3,802
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$354	$1,137	$1,942	$4,021
Minimum Portfolio Expenses:	$333	$1,075	$1,842	$3,832

4.	Replace footnote number 10 in Notes to Fee and Expense Tables on page 84 with the following:

10 For this example, the following assumptions are used: 0.85% optional benefit charge, 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 1.01% to 0.80%.

5.	Replace Example 2: Contract with the MADB plus the RPA on page 84 with the following:

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$864	$1,341	$1,828	$3,420
Minimum Portfolio Expenses:	$844	$1,281	$1,728	$3,223
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$864	$1,341	$1,630	$3,420
Minimum Portfolio Expenses:	$844	$1,281	$1,528	$3,223
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$314	$950	$1,630	$3,420
Minimum Portfolio Expenses:	$293	$898	$1,528	$3,223

The date of this Supplement is August 19th, 2015

Thrivent Financial for Lutherans

Service Center

4321 North Ballard Road

Appleton, WI 54919-0001

Toll-Free Telephone Number

800-847-4836

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